GENERAL INFORMATION AND BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement of IFRS Compliance [Abstract]
GENERAL INFORMATION AND BASIS OF PREPARATION
General information and basis of preparation
Coca-Cola European Partners plc (the Company or Parent Company) was created through the Merger on 28 May 2016 of the businesses of Coca-Cola Enterprises, Inc. (CCE), Coca-Cola Iberian Partners, S.A. (CCIP) and Coca-Cola Erfrischungsgetränke GmbH (CCEG) (the Merger). The Company and its subsidiaries (together CCEP, or the Group) are a leading consumer goods group in Western Europe, making, selling and distributing an extensive range of non-alcoholic ready to drink beverages. The Group is the world’s largest independent Coca-Cola bottler based on revenue. CCEP serves a consumer population of over 300 million across Western Europe, including Andorra, Belgium, continental France, Germany, Great Britain, Iceland, Luxembourg, Monaco, the Netherlands, Norway, Portugal, Spain and Sweden.
The Company has ordinary shares with a nominal value of €0.01 per share (Shares). CCEP is a public company limited by shares, incorporated under the laws of England and Wales with the registered number in England of 09717350. The Group’s Shares are listed and traded on Euronext Amsterdam, the New York Stock Exchange, London Stock Exchange and on the Spanish Stock Exchanges. The address of the Company’s registered office is Pemberton House, Bakers Road, Uxbridge, UB8 1EZ, United Kingdom.
The consolidated financial statements of the Group for the year ended 31 December 2019 were approved and signed by Damian Gammell, Chief Executive Officer on 16 March 2020 having been duly authorised to do so by the Board of Directors.
Basis of preparation
These consolidated financial statements reflect the following:

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They have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (IASB), IFRS as adopted by the European Union and in accordance with the provisions of the UK Companies Act 2006 (the Companies Act). There are no differences between IFRS as adopted by the European Union and IFRS as issued by the IASB that have an impact for the years presented.

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They have been prepared under the historical cost convention, except for certain items measured at fair value. Those accounting policies have been applied consistently in all periods, except for the adoption of new standards and amendments as of 1 January 2019, as described below under Accounting Policies.

•	They are presented in euros, which is also the Parent Company’s functional currency and all values are rounded to the nearest € million except where otherwise indicated.
Basis of consolidation
The consolidated financial statements comprise the financial statements of the Group and its subsidiaries. All subsidiaries have accounting years ended 31 December and apply consistent accounting policies for the purpose of the consolidated financial statements.
Subsidiary undertakings are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through the Group’s power to direct the activities of the entity. All intercompany accounts and transactions are eliminated on consolidation.
Associates are all entities over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% to 50% of voting rights. Investments in associates are accounted for using the equity method of accounting, after initially being recognised at cost.
Foreign currency
The individual financial statements of each subsidiary are presented in the currency of the primary economic environment in which the subsidiary operates (its functional currency). For the purpose of the consolidated financial statements, the results and financial position of each subsidiary are expressed in euros.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured to the functional currency of the entity at the rate of exchange in effect at the statement of financial position date with the resulting gain or loss recorded in the consolidated income statement. The consolidated income statement includes non-operating items which are primarily made up of remeasurement gains and losses related to currency exchange rate fluctuations on financing transactions denominated in a currency other than the subsidiary’s functional currency. Non-operating items are shown on a net basis and reflect the impact of any derivative instruments utilised to hedge the foreign currency movements of the underlying financing transactions.
The assets and liabilities of the Group's foreign operations are translated from local currencies to the euro reporting currency at currency exchange rates in effect at the end of each reporting period. Revenues and expenses are translated at average monthly currency exchange rates, with average rates being a reasonable approximation of the rates prevailing on the transaction dates. Gains and losses from translation are included in other comprehensive income. On disposal of a foreign operation, accumulated exchange differences are recognised as a component of the gain or loss on disposal.
Reporting periods
In these consolidated financial statements, the Group is reporting the financial results for the years ended 31 December 2019, 31 December 2018 and 31 December 2017.
Sales of the Group’s products are seasonal, with the second and third quarters accounting for higher unit sales of the Group’s products than the first and fourth quarters. The seasonality of the Group’s sales volume, combined with the accounting for fixed costs such as depreciation, amortisation, rent and interest expense, impacts the Group’s reported results for the first and second halves of the year. Additionally, year over year shifts in holidays, selling days and weather patterns can impact the Group’s results on an annual or half yearly basis.
The following table summarises the number of selling days for the years ended 31 December 2019, 31 December 2018 and 31 December 2017 (based on a standard five-day selling week):

	First Half	Second Half	Full Year
2019	129	132	261
2018	130	131	261
2017	130	130	260